UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 14, 2009
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        77
Form 13F Information Table Value Total:        $233,723


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3517    70739 SH       SOLE                    70739
AT&T Inc.                      COM              00206R102      368    14613 SH       SOLE                    14613
Abbott Laboratories            COM              002824100     2040    42760 SH       SOLE                    42760
Allegheny Energy Inc           COM              017361106     1324    57130 SH       SOLE                    57130
American Express Company       COM              025816109     1325    97240 SH       SOLE                    97240
Apache Corporation             COM              037411105     1894    29559 SH       SOLE                    29559
Apple Inc.                     COM              037833100      794     7555 SH       SOLE                     7555
BP plc ADR                     COM              055622104      880    21938 SH       SOLE                    21938
Baker Hughes, Inc.             COM              057224107      206     7200 SH       SOLE                     7200
Berkshire Hathaway, Inc. Cl. A COM              084670108    11878      137 SH       SOLE                      137
Berkshire Hathaway, Inc. Cl. B COM              084670207    14343     5086 SH       SOLE                     5086
Bristol-Myers Squibb Co.       COM              110122108      470    21440 SH       SOLE                    21440
Buckeye Partners, L.P.         COM              118230101     2843    79730 SH       SOLE                    79730
Burlington Northern Santa Fe C COM              12189T104     6534   108625 SH       SOLE                   108625
Canadian Natural Resources Ltd COM              136385101     3461    89750 SH       SOLE                    89750
Canadian Oil Sands Trust       COM              13642L100     3584   188420 SH       SOLE                   188420
CarMax Inc.                    COM              143130102     5042   405340 SH       SOLE                   405340
Cedar Fair Limited Partnership COM              150185106      681    73340 SH       SOLE                    73340
Chevron Corp.                  COM              166764100     6826   101516 SH       SOLE                   101516
Cisco Systems Inc.             COM              17275R102      300    17900 SH       SOLE                    17900
Coca-Cola Company              COM              191216100     1500    34141 SH       SOLE                    34141
Colgate Palmolive Co.          COM              194162103      319     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     1540   112880 SH       SOLE                   112880
ConocoPhillips                 COM              20825C104     9441   241084 SH       SOLE                   241084
Devon Energy Corporation       COM              25179M103     1742    38983 SH       SOLE                    38983
Disney (Walt) Co.              COM              254687106      493    27145 SH       SOLE                    27145
Dover Corporation              COM              260003108      232     8808 SH       SOLE                     8808
Eaton Corporation              COM              278058102     3569    96820 SH       SOLE                    96820
Eli Lilly & Company            COM              532457108      202     6060 SH       SOLE                     6060
Exxon Mobil Corporation        COM              30231G102     4962    72870 SH       SOLE                    72870
General Electric Co.           COM              369604103     4215   416927 SH       SOLE                   416927
Hain Celestial Group           COM              405217100      178    12500 SH       SOLE                    12500
Home Depot, Inc.               COM              437076102      484    20550 SH       SOLE                    20550
IBM Corporation                COM              459200101     1289    13300 SH       SOLE                    13300
ISHARES Trust MSCI Emerging Mr COM              464287234     5937   239310 SH       SOLE                   239310
Intel Corporation              COM              458140100      150    10000 SH       SOLE                    10000
Jacobs Engineering Group, Inc. COM              469814107      228     5900 SH       SOLE                     5900
Johnson & Johnson              COM              478160104     9528   181141 SH       SOLE                   181141
Kinder Morgan Energy Partners, COM              494550106      304     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     7680   344567 SH       SOLE                   344567
Laboratory Corp. of America Ho COM              50540R409     3655    62485 SH       SOLE                    62485
Leucadia National Corp.        COM              527288104      721    48400 SH       SOLE                    48400
Lowes Cos. Inc.                COM              548661107      256    14050 SH       SOLE                    14050
M & T Bank Corp.               COM              55261F104      654    14450 SH       SOLE                    14450
MSCI EAFE Index Fund           COM              464287465     1509    40134 SH       SOLE                    40134
McCormick & Co., Inc. Non-Voti COM              579780206      237     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      696    12750 SH       SOLE                    12750
McGraw Hill Companies          COM              580645109      274    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      368    12500 SH       SOLE                    12500
Microsoft Corporation          COM              594918104     1986   108109 SH       SOLE                   108109
Midcap SPDRS                   COM              595635103      269     3040 SH       SOLE                     3040
Mohawk Industries Inc.         COM              608190104     1528    51150 SH       SOLE                    51150
Pepsico, Inc.                  COM              713448108     1810    35163 SH       SOLE                    35163
Pfizer Inc.                    COM              717081103     6140   450774 SH       SOLE                   450774
Praxair Inc.                   COM              74005P104      467     6940 SH       SOLE                     6940
Procter & Gamble Company       COM              742718109     4828   102535 SH       SOLE                   102535
Progressive Corporation        COM              743315103      475    35332 SH       SOLE                    35332
Rayonier, Inc.                 COM              754907103      756    25010 SH       SOLE                    25010
Royal Dutch Shell PLC ADR      COM              780259206      567    12790 SH       SOLE                    12790
S&P Depository Receipts        COM              78462F103    24804   311925 SH       SOLE                   311925
SPDR Barclay Intl Treasury Bon COM              78464A516      246     4800 SH       SOLE                     4800
SPDR Gold Trust                COM              78463V107      233     2580 SH       SOLE                     2580
Schlumberger Ltd.              COM              806857108     5044   124180 SH       SOLE                   124180
Telefonos de Mexico            COM              879403780      180    12000 SH       SOLE                    12000
Telmex International           COM              879690105      110    12000 SH       SOLE                    12000
US Bancorp                     COM              902973304     3861   264240 SH       SOLE                   264240
United Technologies            COM              913017109      591    13740 SH       SOLE                    13740
Unitedhealth Group Inc.        COM              91324P102     5070   242243 SH       SOLE                   242243
Vanguard Energy ETF            COM              92204a306      278     4620 SH       SOLE                     4620
Vanguard Growth ETF            COM              922908736      473    12660 SH       SOLE                    12660
Vanguard Total Stock Market ET COM              922908769    35668   901152 SH       SOLE                   901152
Vanguard Value ETF             COM              922908744      679    20040 SH       SOLE                    20040
Wal-Mart Stores, Inc.          COM              931142103      576    11050 SH       SOLE                    11050
Wellpoint Inc                  COM              94973V107     5078   133740 SH       SOLE                   133740
Wells Fargo & Company          COM              949746101      241    16914 SH       SOLE                    16914
Wyeth                          COM              983024100      647    15025 SH       SOLE                    15025
iShares KLD Select Social Inde COM              464288802      446    12959 SH       SOLE                    12959